FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09869
                                    ---------

                FRANKLIN FLOATING RATE MASTER TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/05
                           --------



Item 1. Schedule of Investments.


FRANKLIN FLOATING RATE MASTER TRUST

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Floating Rate Master Series ......................................    3

Notes to Statement of Investments .........................................   17


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)    VALUE
------------------------------------------------------------------------------------------------------------------------------------
       BONDS (COST $3,000,000) 0.3%
       STEEL 0.3%
    (a)Ispat Inland ULC, senior secured note, FRN, 7.86%, 4/01/10 ..............   United States       3,000,000      $    3,135,000
                                                                                                                      --------------
    (a)SENIOR FLOATING RATE INTERESTS 92.3%
       ADVERTISING/MARKETING SERVICES 0.2%
       Adams Outdoor Advertising Inc., Term Loan B, 5.87 - 6.20%,
          10/15/12 .............................................................   United States       2,384,953           2,421,657
                                                                                                                      --------------
       AEROSPACE & DEFENSE 2.8%
       Anteon International Corp., Term Loan B, 5.831%, 12/31/10 ...............   United States       2,960,125           2,998,977
       ARINC Inc., Term Loan, 6.20%, 2/24/11 ...................................   United States       1,477,500           1,494,122
       CACI International Inc., Term Loan B, 5.04 - 5.43%, 5/03/11 .............   United States       4,472,298           4,523,542
       DRS Technologies Inc., Term Loan B, 5.28 - 5.98%, 11/04/10 ..............   United States       2,522,982           2,542,694
       Dyncorp International, Term Loan B, 6.688 - 6.813%, 2/08/11 .............   United States       2,985,000           2,997,439
       GenCorp Inc.,
            L/C Term Loan, 6.86%, 11/30/10 .....................................   United States         750,000             753,420
            Term Loan B, 7.09%, 11/30/10 .......................................   United States         242,500             243,606
       ILC Industries Inc., Second Lien Term Loan, 9.77%, 8/24/12 ..............   United States         900,000             914,625
       K&F Acquisition Inc., Term Loan B, 6.34 - 6.45%, 11/18/12 ...............   United States       2,544,000           2,574,210
       MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 6.57%,
          8/27/10 ..............................................................   United States       2,354,140           2,378,976
       Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 6.409%,
          12/31/11 .............................................................   United States       1,695,750           1,719,702
       SI International Inc., Term Loan, 5.78 - 6.53%, 2/08/11 .................   United States       1,988,753           2,016,099
       Vought Aircraft Industries Inc., Term Loan B, 6.59%, 12/22/11 ...........   United States       5,337,059           5,395,393
                                                                                                                      --------------
                                                                                                                          30,552,805
                                                                                                                      --------------
       ALUMINUM 0.8%
       Novelis Corp., U.S. Term Loan, 5.46%, 1/09/12 ...........................   United States       5,297,319           5,351,352
       Novelis Inc., Canadian Term Loan, 5.46%, 1/09/12 ........................      Canada           3,049,972           3,081,081
                                                                                                                      --------------
                                                                                                                           8,432,433
                                                                                                                      --------------
       APPAREL/FOOTWEAR 0.7%
    (b)BCBG Max Azria Group Inc., Term Loan B, 9.00%, 8/10/11 ..................   United States       2,000,000           2,000,000
       St. John Knits International Inc., Term Loan B, 6.563%, 3/23/12 .........   United States         875,952             884,493
       The William Carter Co., Term Loan B, 5.65 - 5.811%, 7/14/12 .............   United States       4,968,750           5,035,520
                                                                                                                      --------------
                                                                                                                           7,920,013
                                                                                                                      --------------
       AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 2.6%
       Accuride Corp., Term Loan B, 6.125 - 6.25%, 1/31/12 .....................   United States       2,499,636           2,519,008
       Cooper Standard Automotive Inc.,
            Term Loan B, 6.063%, 12/23/11 ......................................      Canada           3,259,964           3,280,339
            Term Loan C, 6.063%, 12/23/11 ......................................   United States       5,207,302           5,239,847
       Hayes Lemmerz, Term Loan, 6.76 - 7.67%, 6/03/09 .........................   United States       1,608,204           1,608,944
       Key Plastics LLC and Key Safety Inc., First Lien Term Loan, 6.85 - 8.75%,
          7/31/10 ..............................................................   United States       1,364,852           1,364,852
       Mark IV Industries (Dayco Products LLC), Term Loan B, 6.52 - 7.18%,
          6/18/11 ..............................................................   United States       3,931,953           3,978,644
       Tenneco Automotive Inc.,
            L/C Term Loan, 6.11%, 12/12/10 .....................................   United States       1,068,966           1,086,838
            Term Loan B, 6.08%, 12/12/10 .......................................   United States       2,433,436           2,474,121


                                          Quarterly Statement of Investments | 3

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                          COUNTRY      PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
       TRW Automotive Inc.,
            Term Loan B, 5.25%, 10/31/10 .......................................   United States       3,225,625      $    3,260,233
            Term Loan E, 4.938%, 10/31/10 ......................................   United States       3,461,263           3,487,655
                                                                                                                      --------------
                                                                                                                          28,300,481
                                                                                                                      --------------
       AUTOMOTIVE AFTERMARKET 0.6%
       Affinia Group Inc., Term Loan B, 6.40%, 11/30/11 ........................   United States       3,791,429           3,799,129
       United Components Inc., Term Loan C, 6.26%, 6/30/10 .....................   United States       2,675,634           2,701,695
                                                                                                                      --------------
                                                                                                                           6,500,824
                                                                                                                      --------------
       BEVERAGES: ALCOHOLIC 0.9%
       Constellation Brands Inc., Term Loan B, 5.438 - 5.75%, 12/22/11 .........   United States       6,097,187           6,170,738
       Southern Wine & Spirits of America Inc., Term Loan B, 5.53%,
          5/31/12 ..............................................................   United States       3,716,993           3,769,365
                                                                                                                      --------------
                                                                                                                           9,940,103
                                                                                                                      --------------
       BEVERAGES: NON-ALCOHOLIC 0.2%
       Dr. Pepper Bottling Co. of Texas, Term Loan, 5.863 - 6.181%,
          12/18/10 .............................................................   United States       2,072,158           2,104,017
                                                                                                                      --------------
       BROADCASTING 3.1%
       Alliance Atlantis Communications Inc., Term Loan B, 5.831%,
          12/20/11 .............................................................   United States       2,985,000           3,012,053
       Emmis Operating Co., Term Loan B, 5.72%, 11/10/11 .......................   United States      10,448,681          10,534,235
       Entravision Communications Corp., Term Loan B, 5.55%, 3/29/12 ...........   United States       8,600,000           8,675,250
       Gray Television Inc., Term Loan B, 5.35%, 12/21/12 ......................   United States         523,465             526,246
       Mission Broadcasting Inc., Term Loan B, 5.77%, 10/01/12 .................   United States       3,843,183           3,870,404
       NEP Supershooters LP, First Lien Term Loan, 7.71 - 8.02%, 2/03/11 .......   United States         994,975           1,008,656
       Nexstar Broadcasting Group Inc., Term Loan B, 5.77%, 10/01/12 ...........   United States       3,912,169           3,939,879
       Spanish Broadcasting Systems, Term Loan B, 6.03%, 6/11/12 ...............   United States       1,990,000           2,019,850
                                                                                                                      --------------
                                                                                                                          33,586,573
                                                                                                                      --------------
       BUILDING PRODUCTS 2.2%
       Building Materials Holding Corp., Term Loan B, 5.78%, 6/30/10 ...........   United States         977,500             981,625
       Euramax International Inc., Term Loan B, 6.625%, 6/29/12 ................   United States       6,037,203           5,994,079
       Headwaters Inc., Term Loan B, 6.43 - 8.00%, 4/30/11 .....................   United States       3,766,703           3,813,003
       NCI Building Systems Inc., Term Loan B, 4.92 - 5.17%, 6/07/10 ...........   United States       3,860,000           3,880,508
       Nortek Inc., Term Loan, 5.91 - 8.00%, 8/25/11 ...........................   United States       8,923,681           9,028,534
                                                                                                                      --------------
                                                                                                                          23,697,749
                                                                                                                      --------------
       CABLE/SATELLITE TELEVISION 7.7%
       Atlantic Broadband Finance LLC, Term Loan B, 6.52%, 8/06/11 .............   United States       1,250,000           1,271,200
       Bresnan Broadband Holdings LLC,
            Term Loan A, 7.54 - 7.59%, 3/31/10 .................................   United States       1,250,000           1,268,100
            Term Loan B, 7.44 - 7.59%, 9/30/10 .................................   United States       1,000,000           1,015,000
(b),(d)Century Cable (Adelphia),
            Discretionary Term Loan, 8.75%, 6/30/09 ............................   United States       4,500,000           4,461,187
            Term Loan (New), 8.75%, 12/31/09 ...................................   United States       3,000,000           2,966,250
       Charter Communications Operating LLC,
            Term Loan A, 7.25%, 4/27/10 ........................................   United States       3,900,000           3,899,349
            Term Loan B, 7.42 - 7.50%, 4/27/11 .................................   United States       6,410,780           6,435,089


4 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       CABLE/SATELLITE TELEVISION (CONT.)
       DIRECTV Holdings LLC, Term Loan B, 5.386 - 5.47%, 4/13/13 ...............   United States       8,133,333      $    8,214,667
       Insight Midwest Holdings LLC,
            Term Loan A, 5.313%, 6/30/09 .......................................   United States       4,291,511           4,291,511
            Term Loan C, 6.063%, 12/31/09 ......................................   United States       1,965,000           1,995,090
       Intelsat Ltd., Senior Term Loan Facility, 5.813%, 7/28/11 ...............      Bermuda          7,456,187           7,533,858
       Mediacom Broadband (MCC Iowa),
            Term Loan A, 5.12 - 5.54%, 3/31/10 .................................   United States       2,715,000           2,715,565
            Term Loan C, 5.87 - 6.23%, 1/31/14 .................................   United States       1,990,000           2,021,094
       Mediacom LLC Group, Term Loan B, 6.06 - 6.60%, 4/01/13 ..................   United States         992,500           1,009,094
       New Skies Satellites BV, Term Loan, 6.00 - 6.188%, 5/02/11 ..............    Netherlands        3,208,283           3,251,822
       NTL Investment Holdings, Term Loan B, 7.14%, 4/13/12 ....................   United Kingdom     10,000,000          10,050,830
    (d)Olympus Cable Holdings (Adelphia), Term Loan B, 8.75%, 9/30/10 ..........   United States       2,000,000           1,984,108
       Panamsat Corp., Term Loan B1, 5.796 - 6.107%, 8/01/11 ...................   United States       6,466,114           6,557,047
       Persona Communications Inc., Term Loan, 7.02%, 7/30/11 ..................   United States       3,465,000           3,500,735
       UPC Financing Partnership, Term Loan H2, 6.554%, 9/30/12 ................    Netherlands        8,712,000           8,796,855
                                                                                                                      --------------
                                                                                                                          83,238,451
                                                                                                                      --------------
       CASINOS/GAMING 3.0%
       Boyd Gaming Corp., Term Loan B, 5.52 - 5.70%, 6/30/11 ...................   United States       2,468,750           2,501,152
       CCM Merger Inc. (MotorCity Casino), Term Loan B, 5.841 - 5.961%,
          7/23/12 ..............................................................   United States       4,887,750           4,935,103
       Global Cash Access LLC, Term Loan B, 6.331%, 3/10/10 ....................   United States         716,068             722,942
       Greektown Casinos LLC, Term Loan D, 7.581%, 12/31/05 ....................   United States       2,823,426           2,827,040
       Isle of Capri Black Hawk LLC, Term Loan, 5.70 - 7.50%, 10/24/11 .........   United States       3,091,989           3,120,976
       Marina District Finance Co. Inc. (Borgata), Term Loan B, 5.91%,
          10/14/11 .............................................................   United States       5,541,458           5,587,635
       Penn National Gaming Inc., Term Loan B, 5.89 - 6.22%, 10/03/11 ..........   United States       9,200,000           9,326,500
       Wembley Inc., Term Loan B, 5.87 - 6.08%, 7/18/11 ........................   United States       2,000,000           2,029,376
    (b)Wimar Tahoe Corp. (Columbia Entertainment), Term Loan B, 8.25%,
          10/24/11 .............................................................   United States       1,642,857           1,649,018
                                                                                                                      --------------
                                                                                                                          32,699,742
                                                                                                                      --------------
       CATALOG/SPECIALTY DISTRIBUTION 0.2%
       Affinity Group Inc.,
            Term Loan B1, 7.081 - 7.126%, 6/24/09 ..............................   United States         227,551             230,109
            Term Loan B2, 7.081%, 6/24/09 ......................................   United States         568,878             575,226
       Oriental Trading Co. Inc., Term Loan B, 6.313%, 8/04/10 .................   United States       1,800,326           1,810,453
                                                                                                                      --------------
                                                                                                                           2,615,788
                                                                                                                      --------------
       CHEMICALS: MAJOR DIVERSIFIED 1.7%
       Basell B.V.,
            Term Loan B4, 6.581%, 8/01/13 ......................................    Netherlands          100,000             100,856
            Term Loan C4, 7.243%, 8/20/14 ......................................    Netherlands          100,000             101,219
       Basell USA Inc.,
            Term Loan B2, 6.581%, 8/01/13 ......................................   United States         500,000             508,386
            Term Loan C2, 7.243%, 8/20/14 ......................................   United States         500,000             509,010
       BCP Crystal US Holdings Corp. (Celanese), Term Loan B, 6.313%,
          4/06/11 ..............................................................   United States       5,609,546           5,697,896
       Huntsman International LLC, Term Loan B, 5.72%, 8/16/12 .................   United States       7,936,040           7,987,768


                                          Quarterly Statement of Investments | 5

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       CHEMICALS: MAJOR DIVERSIFIED (CONT.)
       Invista Canada Co., Term Loan B2, 6.313%, 4/29/11 .......................       Canada          1,167,765      $    1,182,537
       Invista SARL, Term Loan B1, 6.313%, 4/29/11 .............................     Luxembourg        2,691,529           2,725,577
                                                                                                                      --------------
                                                                                                                          18,813,249
                                                                                                                      --------------
       CHEMICALS: SPECIALTY 2.0%
       Brenntag, Term Loan B2, 6.81%, 2/27/12 ..................................   United States       1,500,000           1,507,313
       Hexion Specialty Chemicals Inc.,
            Tranche B-1, 6.375%, 5/31/12 .......................................   United States       2,948,436           2,985,792
            Tranche B-3 Credit Linked, 3.76%, 5/31/12 ..........................   United States         703,768             712,685
       Nalco Co., Term Loan B, 5.66 - 5.96%, 11/04/10 ..........................   United States       6,826,495           6,936,955
       Niagara Acquisition Inc. (PQ Corp.), Term Loan B, 6.063%, 2/11/12 .......   United States         995,000           1,003,084
       Resolution Europe BV (Hexion), Tranche B-2, 6.563%, 5/31/12 .............    Netherlands        4,071,649           4,123,237
       Rockwood Specialties Group Inc., Term Loan D, 6.466%, 7/30/12 ...........   United States       4,273,500           4,346,953
       Westlake Chemical Corp., Term Loan B, 6.331 - 8.00%, 7/31/10 ............   United States          77,500              78,002
                                                                                                                      --------------
                                                                                                                          21,694,021
                                                                                                                      --------------
       COAL 0.6%
    (b)Alpha Natural Resources LLC, Term Loan B, 5.70%, 10/26/12 ...............   United States       2,300,000           2,322,282
       Foundation Coal, Term Loan B, 5.66 - 6.16%, 7/30/11 .....................   United States       1,663,118           1,692,800
       International Coal Group LLC, Term Loan B, 6.69%, 11/09/10 ..............   United States         990,000             993,297
       Walter Industries Inc., Term Loan B, 5.86 - 6.216%, 10/03/12 ............   United States       2,000,000           2,027,500
                                                                                                                      --------------
                                                                                                                           7,035,879
                                                                                                                      --------------
       COMMERCIAL PRINTING/FORMS 0.1%
       American Reprographics, Term Loan C, 5.524 - 5.64%, 6/18/09 .............   United States       1,462,123           1,467,211
                                                                                                                      --------------
       CONSTRUCTION MATERIALS 0.3%
       St. Marys Cement Inc., Term Loan B, 6.02%, 12/04/09 .....................       Canada          3,433,662           3,493,751
                                                                                                                      --------------
       CONSUMER SUNDRIES 0.3%
       American Safety Razor Co., Term Loan B, 6.61%, 2/20/12 ..................   United States         995,000           1,010,547
       Central Garden & Pet Co., Term Loan, 5.72 - 5.831%, 5/15/09 .............   United States         992,435           1,004,712
       Meow Mix Co., Term Loan B, 7.09 - 7.25%, 7/13/11 ........................   United States         714,528             724,002
                                                                                                                      --------------
                                                                                                                           2,739,261
                                                                                                                      --------------
       CONTAINERS/PACKAGING 2.2%
       ACI Operations Property Ltd. (Owens Illinois), Term Loan A, 5.67%,
          4/01/07 ..............................................................     Australia         3,990,556           4,021,316
       Atlantis Plastics Inc., First Lien Term Loan, 6.64%, 9/22/11 ............   United States         995,000           1,005,925
       Berry Plastics Corp., Term Loan, 5.855%, 12/02/11 .......................   United States       1,995,000           2,019,938
       BSN Glasspack S.A. (Owens Illinois), Term Loan C-1, 5.87%, 4/01/08 ......       France          1,693,704           1,709,582
       Graham Packaging Co., First Lien Term Loan, 6.375 - 6.625%,
          10/07/11 .............................................................   United States       9,440,131           9,555,301
       Graphic Packaging International Corp., Term Loan C, 6.19 - 6.716%,
          8/08/10 ..............................................................   United States       2,046,670           2,064,803
       Owens-Brockway Glass Container Inc., Term Loan B, 5.78%, 4/01/08 ........   United States       3,006,076           3,034,883
                                                                                                                      --------------
                                                                                                                          23,411,748
                                                                                                                      --------------


6 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       DATA PROCESSING SERVICES 0.4%
       InfoUSA Inc.,
            Term Loan A, 6.53%, 3/25/09 ........................................   United States       2,916,667      $    2,946,766
            Term Loan B, 6.78%, 3/25/09 ........................................   United States       1,725,000           1,742,026
                                                                                                                      --------------
                                                                                                                           4,688,792
                                                                                                                      --------------
       DEPARTMENT STORES 0.3%
       Neiman Marcus Group Inc., Term Loan, 6.475%, 4/06/13 ....................   United States       3,300,000           3,321,450
                                                                                                                      --------------
       DRUG STORE CHAINS 0.1%
       The Jean Coutu Group (PJC) Inc., Term Loan B, 6.375 - 6.50%,
          7/30/11 ..............................................................       Canada          1,225,000           1,240,217
                                                                                                                      --------------
       ELECTRIC UTILITIES 3.0%
       AES Corp., Term Loan B, 5.07 - 5.69%, 4/30/08 ...........................   United States         714,286             722,150
       Allegheny Energy Supply Company LLC, Term Loan C, 5.636 - 5.916%,
          3/08/11 ..............................................................   United States       2,990,396           3,026,281
       Cogentrix Delaware Holdings Inc., Term Loan B, 5.78%, 4/14/12 ...........   United States         859,732             871,464
       Coleto Creek WLE LP, Term Loan B, 6.161%, 6/30/11 .......................   United States       1,640,498           1,669,206
       Midwest Generation LLC, Term Loan, 6.05 - 6.22%, 4/27/11 ................   United States       1,476,149           1,500,019
       NRG Energy Inc.,
            Credit Link, 5.795%, 12/24/11 ......................................   United States       3,100,087           3,122,045
            Term Loan B, 5.895%, 12/24/11 ......................................   United States       3,955,933           3,983,953
       Pike Electric Inc.,
            Term Loan B, 6.188%, 7/02/12 .......................................   United States         607,623             612,878
            Term Loan C, 6.25%, 12/10/12 .......................................   United States         345,877             348,797
       Quanta Services Inc., Term Loan B, 3.89 - 6.88%, 6/19/08 ................   United States       2,970,000           2,986,929
       Texas Genco LLC,
            Delay Draw, 5.87 - 5.946%, 12/14/11 ................................   United States       3,348,731           3,365,474
            First Lien Term Loan, 5.87 - 6.02%, 12/14/11 .......................   United States       8,089,538           8,129,985
       Thermal North America Inc., Term Loan B, 5.88%, 10/12/13 ................   United States       1,600,000           1,613,000
                                                                                                                      --------------
                                                                                                                          31,952,181
                                                                                                                      --------------
       ELECTRICAL PRODUCTS 0.3%
       Enersys Capital Inc., Term Loan D, 5.66 - 6.071%, 3/17/11 ...............   United States       2,698,238           2,736,229
                                                                                                                      --------------
       ELECTRONICS/APPLIANCES 0.3%
       Directed Electronics Inc., Term Loan, 7.14 - 7.45%, 6/17/10 .............   United States         943,718             953,250
       Oreck Corp., Term Loan B, 6.78%, 2/02/12 ................................   United States       1,960,063           1,967,413
                                                                                                                      --------------
                                                                                                                           2,920,663
                                                                                                                      --------------
       ENGINEERING & CONSTRUCTION 0.1%
       Washington Group International Inc., Synthetic Term Loan, 3.920%,
          6/14/10 ..............................................................   United States         700,000             703,010
                                                                                                                      --------------
       ENVIRONMENTAL SERVICES 2.2%
       Allied Waste North America Inc.,
            Credit Link, 3.864%, 1/15/12 .......................................   United States       4,102,534           4,129,808
         (e)Revolver, 8.50%, 1/15/10 ...........................................   United States          85,702              82,916
            Term Loan B, 5.52 - 6.21%, 1/15/12 .................................   United States      10,856,949          10,928,572
       Duratek Inc., Term Loan B, 6.75 - 7.188%, 12/16/09 ......................   United States       1,833,827           1,838,412


                                          Quarterly Statement of Investments | 7

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       ENVIRONMENTAL SERVICES (CONT.)
       Envirocare of Utah LLC, Term Loan B, 6.95%, 1/31/10 .....................   United States       2,329,545      $    2,362,066
       Envirosolutions Inc., Term Loan B, 7.334 - 7.615%, 7/07/12 ..............   United States       2,830,882           2,881,308
       IESI Corp., Term Loan B, 5.82 - 6.159%, 1/20/12 .........................   United States         900,000             907,668
       Synagro Technologies Inc., Term Loan B, 6.174%, 6/21/12 .................   United States       1,114,286           1,120,593
                                                                                                                      --------------
                                                                                                                          24,251,343
                                                                                                                      --------------
       FINANCIAL CONGLOMERATES 2.0%
       Affinion Group, Term Loan B, 6.909%, 10/17/12 ...........................   United States       8,000,000           7,951,664
       Fidelity National Information Services Inc., Term Loan B, 5.685%,
          3/09/13 ..............................................................   United States      13,649,845          13,712,607
                                                                                                                      --------------
                                                                                                                          21,664,271
                                                                                                                      --------------
       FOOD DISTRIBUTORS 0.2%
       OSI Group LLC,
            Dutch Term Loan, 6.02%, 9/02/11 ....................................    Netherlands          550,000             557,104
            German Term Loan, 6.02%, 9/02/11 ...................................      Germany            440,000             445,684
            U.S. Term Loan, 6.02%, 9/02/11 .....................................   United States         990,000           1,002,788
                                                                                                                      --------------
                                                                                                                           2,005,576
                                                                                                                      --------------
       FOOD: MAJOR DIVERSIFIED 1.6%
       Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 6.831%, 8/08/08 .....   United States         921,515             933,163
       Chiquita Brands LLC, Term Loan C, 6.57%, 6/28/12 ........................   United States       2,294,250           2,329,382
       Del Monte Corp., Term Loan B, 5.73%, 2/08/12 ............................   United States       1,990,000           2,021,094
       Dole Food Company Inc., Term Loan B, 5.313 - 7.25%, 12/31/12 ............      Bermuda          6,914,936           6,980,627
       Pinnacle Foods Holding Corp., Term Loan B, 6.37 - 7.31%, 11/25/10 .......   United States       4,754,014           4,863,641
                                                                                                                      --------------
                                                                                                                          17,127,907
                                                                                                                      --------------
       FOOD: MEAT/FISH/DAIRY 0.1%
       American Seafoods Group LLC, Term Loan B1, 5.84%, 9/30/12 ...............   United States         446,687             453,109
       Michael Foods Inc., Term Loan B, 5.09 - 6.281%, 11/21/10 ................   United States         912,752             928,752
                                                                                                                      --------------
                                                                                                                           1,381,861
                                                                                                                      --------------
       FOOD: SPECIALTY/CANDY 0.4%
       Otis Spunkmeyer Inc., Term Loan B, 6.64 - 6.84%, 6/24/12 ................   United States       3,100,000           3,134,875
       Reddy Ice Group Inc., Term Loan, 5.865%, 4/12/12 ........................   United States       1,015,000           1,025,784
                                                                                                                      --------------
                                                                                                                           4,160,659
                                                                                                                      --------------
       FOREST PRODUCTS 0.4%
       Escanaba Timber LLC, Timber Term Facility, 6.75%, 5/02/08 ...............   United States       2,000,000           2,002,500
       Roseburg Forest Products (RLC Industries), Term Loan B, 5.52%,
          2/24/10 ..............................................................   United States       1,854,643           1,866,234
                                                                                                                      --------------
                                                                                                                           3,868,734
                                                                                                                      --------------
       HOME FURNISHINGS 0.9%
       Knoll Inc., Term Loan, 5.88%, 10/03/12 ..................................   United States       1,693,129           1,718,526
       National Bedding Co., Term Loan, 5.82 - 6.15%, 8/25/11 ..................   United States       1,479,472           1,489,644
       Sealy Mattress Co., Term Loan D, 5.62 - 7.25%, 4/06/12 ..................   United States       3,920,419           3,960,850
       Simmons Holdings Inc., Term Loan C, 5.75 - 8.25%, 12/19/11 ..............   United States       2,376,127           2,404,837
                                                                                                                      --------------
                                                                                                                           9,573,857
                                                                                                                      --------------


8 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       HOME IMPROVEMENT CHAINS 0.2%
       Harbor Freight Tools USA Inc., Term Loan B, 6.29 - 6.65%, 7/31/10 .......   United States       2,442,993      $    2,474,751
                                                                                                                      --------------
       HOMEBUILDING 1.8%
       CONTECH Construction Products Inc., Term Loan, 6.08 - 8.00%,
          12/07/10 .............................................................   United States       1,564,860           1,589,801
       Goodman Global Holdings Inc., Term Loan B, 6.375%, 12/15/11 .............   United States       3,158,779           3,208,135
       LandSource Communities Development LLC, Term Loan B, 6.50%,
          3/31/10 ..............................................................   United States       4,000,000           4,032,920
       Stile Acquisition Corp. (Masonite), Canadian Term Loan, 6.02 - 6.206%,
          4/05/13 ..............................................................       Canada          5,567,258           5,553,022
       Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 6.02 - 6.206%,
          4/05/13 ..............................................................   United States       5,576,742           5,562,483
                                                                                                                      --------------
                                                                                                                          19,946,361
                                                                                                                      --------------
       HOSPITAL/NURSING MANAGEMENT 2.2%
       Beverly Enterprises Inc., Term Loan B, 6.36 - 6.71%, 10/22/08 ...........   United States         980,000             985,919
       Community Health Systems Inc., Term Loan B, 5.61%, 8/19/11 ..............   United States         990,000           1,003,716
       Iasis Healthcare LLC, Term Loan B, 6.27 - 6.304%, 6/22/11 ...............   United States       2,320,625           2,355,193
       LifePoint Hospitals Inc., Term Loan B, 5.435%, 4/15/12 ..................   United States      10,522,730          10,600,714
       MedCath Corp., Term Loan B, 6.29 - 8.00%, 6/30/11 .......................   United States       2,962,500           2,996,450
       Vanguard Health Holding Co. II LLC, Term Loan C, 6.211%, 9/23/11 ........   United States       5,463,750           5,542,291
                                                                                                                      --------------
                                                                                                                          23,484,283
                                                                                                                      --------------
       HOTEL/RESORTS/CRUISELINES 0.8%
       Kuilima Resort Company (Turtle Bay), First Lien Term Loan, 6.831%,
          9/30/10 ..............................................................   United States       1,192,300           1,204,223
       Venetian Casino Resorts,
            Delay Draw, 5.77%, 6/15/11 .........................................   United States       1,316,239           1,328,682
            Term Loan B, 5.77%, 6/15/11 ........................................   United States       6,383,761           6,444,106
                                                                                                                      --------------
                                                                                                                           8,977,011
                                                                                                                      --------------
       HOUSEHOLD/PERSONAL CARE 3.1%
       Acco Brands Corp., Term Loan B, 5.585 - 5.918%, 8/05/12 .................   United States       2,342,000           2,371,568
       Eastman Kodak Company, Term Loan B, 6.25 - 6.610%, 10/18/12 .............   United States       8,047,059           8,020,906
       Fender Musical Instruments, Term Loan B, 6.31 - 6.47%, 3/15/12 ..........   United States       1,791,000           1,805,740
       Jarden Corp.,
            Term Loan B, 5.635%, 1/24/12 .......................................   United States       4,031,022           4,066,651
            Term Loan B2, 5.688%, 11/15/11 .....................................   United States       5,935,383           5,965,802
       Mega Bloks Inc., Term Loan B, 5.625 - 6.00%, 7/26/12 ....................       Canada          2,094,750           2,122,899
       Prestige Brands Inc., Term Loan B, 6.311 - 8.00%, 4/06/11 ...............   United States       4,911,092           4,978,620
       Spectrum Brands Inc., Term Loan B, 5.79 - 6.11%, 2/06/12 ................   United States       4,477,500           4,515,747
                                                                                                                      --------------
                                                                                                                          33,847,933
                                                                                                                      --------------
       INDUSTRIAL CONGLOMERATES 0.7%
       Invensys (BTR Dunlop),
            Bonding Facility, 6.762%, 3/05/09 ..................................   United States       1,945,920           1,963,083
            Term Loan B, 7.791%, 9/05/09 .......................................   United States         857,950             866,529
       TriMas Corp., Term Loan B, 7.685 - 7.86%, 12/06/09 ......................   United States       4,175,674           4,220,909
                                                                                                                      --------------
                                                                                                                           7,050,521
                                                                                                                      --------------


                                          Quarterly Statement of Investments | 9

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       INDUSTRIAL MACHINERY 1.8%
    (b)CI Acquisition Inc. (Chart Industries), Term Loan B, 7.75%, 10/17/12 ....   United States       1,200,000      $    1,212,376
       Colfax Corp., Term Loan B, 6.313%, 11/30/11 .............................   United States         992,500           1,002,631
       Dresser Inc., Unsecured Term Loan, 6.91%, 3/01/10 .......................   United States       1,250,000           1,262,500
       Dresser-Rand Group Inc., Term Loan B, 5.938 - 6.134%, 10/29/11 ..........   United States       1,292,597           1,314,410
       Flowserve Corp., Term Loan B, 5.813%, 8/10/12 ...........................   United States       3,300,000           3,348,470
       Itron Inc., Term Loan C, 5.625 - 5.938%, 7/01/11 ........................   United States         202,703             204,726
       Mueller Group, Term Loan B, 6.21 - 6.493%, 10/03/12 .....................   United States       3,769,160           3,824,016
       Rexnord Corp., Term Loan, 6.07 - 6.30%, 12/31/11 ........................   United States       1,402,683           1,420,802
       Sensus Metering Systems Inc., Term Loan, 6.35 - 6.54%, 12/17/10 .........   United States       5,639,348           5,713,336
                                                                                                                      --------------
                                                                                                                          19,303,267
                                                                                                                      --------------
       INDUSTRIAL SPECIALTIES 0.2%
       Xerium Technologies Inc., Term Loan B, 6.02%, 5/18/12 ...................   United States       1,995,000           2,023,056
                                                                                                                      --------------
       INFORMATION TECHNOLOGY SERVICES 0.8%
       Relizon Co.,
            Incremental Term Loan B-1, 6.82%, 2/20/11 ..........................   United States         173,607             174,036
            Term Loan B, 6.82%, 2/20/11 ........................................   United States       1,590,379           1,594,307
       Transfirst Holdings, Term Loan B, 7.063%, 3/31/10 .......................   United States       2,468,750           2,472,231
       Xerox Corp., Term Loan, 5.83%, 9/30/08 ..................................   United States       4,500,000           4,545,000
                                                                                                                      --------------
                                                                                                                           8,785,574
                                                                                                                      --------------
       INSURANCE BROKERS/SERVICES 0.2%
       Alliant Resources Group Inc., Term Loan B, 7.581 - 9.00%, 8/31/11 .......   United States       2,221,875           2,231,596
                                                                                                                      --------------
       LIFE/HEALTH INSURANCE 0.2%
       Conseco Inc., Term Loan, 5.97%, 6/22/10 .................................   United States       2,218,847           2,247,970
                                                                                                                      --------------
       MAJOR PHARMACEUTICALS 0.1%
       Warner Chilcott Company Inc., Term Loan B, 6.46 - 6.77%, 1/18/12 ........    Puerto Rico          541,139             543,796
       Warner Chilcott Corporation, Term Loan C, 6.77%, 1/18/12 ................   United States         218,053             219,124
       Warner Chilcott Holdings Company III Limited, Term Loan D, 6.77%,
          1/18/12 ..............................................................      Bermuda            103,727             104,236
                                                                                                                      --------------
                                                                                                                             867,156
                                                                                                                      --------------
       MAJOR TELECOMMUNICATIONS 1.5%
       Alaska Communications Systems Holdings Inc.,
            Incremental Term Loan, 6.024%, 2/01/12 .............................   United States         728,567             739,131
            Term Loan, 5.924%, 2/01/12 .........................................   United States       2,357,133           2,391,312
       Cincinnati Bell Inc., Term Loan, 5.36 - 5.39%, 8/31/12 ..................   United States       2,100,000           2,114,437
       Consolidated Communications Inc., Term Loan D, 6.052 - 6.27%,
          10/14/11 .............................................................   United States       1,000,000           1,016,650
       Hawaiian Telecom Communications Inc., Term Loan B, 6.28%,
          10/31/12 .............................................................   United States       2,945,000           2,981,353
       Qwest Corp., Term Loan A, 8.53%, 6/30/07 ................................   United States         400,000             413,083
    (b)Wind Telecomunicazioni SpA,
            Term Loan B, 8.625%, 9/30/13 .......................................       Italy           3,150,000           3,158,253
            Term Loan C, 9.125%, 9/30/14 .......................................       Italy           3,150,000           3,148,677
                                                                                                                      --------------
                                                                                                                          15,962,896
                                                                                                                      --------------


10 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       MANAGED HEALTH CARE 0.4%
       PacifiCare Health Systems Inc., Term Loan B, 5.125 - 5.625%,
          12/13/10 .............................................................   United States       4,031,750      $    4,047,708
                                                                                                                      --------------
       MARINE SHIPPING 0.3%
       Horizon Lines LLC, Term Loan C, 6.27%, 7/07/11 ..........................   United States       1,975,000           2,005,859
       US Shipping Partners LP, Term Loan, 5.49 - 5.77%, 4/30/10 ...............   United States         758,364             764,727
                                                                                                                      --------------
                                                                                                                           2,770,586
                                                                                                                      --------------
       MEDIA CONGLOMERATES 0.3%
       Liberty Group Operating Inc., Term Loan B, 6.188 - 6.37%, 2/28/12 .......   United States       2,947,688           2,977,777
                                                                                                                      --------------
       MEDICAL DISTRIBUTORS 0.3%
       VWR International Inc., Term Loan B, 6.69%, 4/07/11 .....................   United States       3,203,667           3,253,724
                                                                                                                      --------------
       MEDICAL SPECIALTIES 0.6%
       Cooper Companies Inc., Term Loan B, 5.50%, 1/06/12 ......................   United States       4,179,000           4,210,551
       Fisher Scientific International Inc., Term Loan B, 5.52%, 8/02/11 .......   United States       1,932,705           1,947,200
                                                                                                                      --------------
                                                                                                                           6,157,751
                                                                                                                      --------------
       MEDICAL/NURSING SERVICES 1.9%
       Alliance Imaging Inc., Term Loan C1, 6.125 - 6.50%, 12/29/11 ............   United States       1,480,288           1,496,942
       AMR Holdco/Emcare Holdco, Term Loan B, 5.66 - 7.75%, 2/10/12 ............   United States       3,631,750           3,663,528
       DaVita Inc., Term Loan B, 6.25 - 6.54%, 10/05/12 ........................   United States       9,896,078          10,054,138
       Renal Advantage Inc., Term Loan B, 6.44%, 9/30/12 .......................   United States         900,000             910,407
       Team Health Inc., Term Loan C, 6.77%, 3/23/11 ...........................   United States       2,360,966           2,362,901
       US Oncology Inc., Term Loan B, 6.438 - 6.95%, 8/20/11 ...................   United States       2,112,074           2,149,035
                                                                                                                      --------------
                                                                                                                          20,636,951
                                                                                                                      --------------
       MISCELLANEOUS COMMERCIAL SERVICES 2.5%
       Buhrmann US Inc., Term Loan C1, 6.21 - 6.386%, 12/23/10 .................   United States       3,950,000           3,998,585
       CCC Information Services Group Inc., Term Loan B, 6.831%, 8/15/10 .......   United States       4,662,281           4,673,937
       Corrections Corp. (Prison Realty), Term Loan E, 5.62 - 5.96%,
          3/31/08 ..............................................................   United States         506,545             512,877
       Global Imaging Systems Inc., Term Loan B, 4.93 - 5.53%, 5/10/10 .........   United States       4,929,974           4,997,959
       IPC Acquisition Corp., Term Loan B, 6.831%, 12/31/10 ....................   United States       1,100,000           1,106,416
       JohnsonDiversey Inc., Term Loan B, 5.46%, 11/03/09 ......................   United States       5,048,827           5,089,849
       Language Lines Inc., Term Loan B, 8.37 - 8.45%, 6/11/11 .................   United States       1,578,106           1,598,227
       US Investigations Services Inc., Term Loan B, 6.57%, 10/14/12 ...........   United States       1,615,678           1,633,854
       Worldspan LP, Term Loan B, 6.50 - 7.00%, 2/11/10 ........................   United States       3,395,556           3,327,645
                                                                                                                      --------------
                                                                                                                          26,939,349
                                                                                                                      --------------
       MISCELLANEOUS MANUFACTURING 0.1%
       Day International Group Inc., Term Loan D, 7.53 - 7.59%, 9/16/09 ........   United States         738,764             740,611
                                                                                                                      --------------
       MOVIES/ENTERTAINMENT 5.7%
       24 Hour Fitness Inc., Term Loan B, 6.78%, 5/26/12 .......................   United States       2,000,000           2,033,750
       Cinemark USA Inc., Term Loan, 5.43 - 7.75%, 3/31/11 .....................   United States       3,987,132           4,039,283
       Cinram International Inc., Term Loan D, 6.12%, 9/30/09 ..................       Canada          2,918,224           2,949,959
       Houston Ltd. Partners NFL Holdings LP, Term Loan B, 4.75 - 4.938%,
          1/05/10 ..............................................................   United States       1,550,000           1,555,968
       Loews Cineplex Entertainment Corp., Term Loan B, 5.97 - 6.35%,
          7/30/11 ..............................................................   United States       2,462,004           2,478,162


                                         Quarterly Statement of Investments | 11

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       MOVIES/ENTERTAINMENT (CONT.)
       Metro-Goldwyn-Mayer Inc., Term Loan B, 6.27%, 4/08/12 ...................   United States      13,400,000      $   13,529,819
       Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 8.577%,
          12/29/08 .............................................................   United States       1,350,000           1,353,375
       Minnesota Wild Hockey Club LP (Operating Co.), Term Loan, 6.804%,
          12/29/08 .............................................................   United States         986,111             992,274
       New Jersey Devils LLC, Term Loan, 7.831%, 9/30/06 .......................   United States       2,000,000           2,005,000
       Rainbow National Services LLC, Term Loan B, 6.625%, 3/31/12 .............   United States       7,960,000           8,042,092
       Regal Cinemas Inc., Term Loan B, 6.02%, 11/10/10 ........................   United States      10,599,260          10,722,646
       WMG Acquisition Corp. (Warner Music), Term Loan B, 5.52 - 6.371%,
          2/28/11 ..............................................................   United States      12,075,517          12,212,623
                                                                                                                      --------------
                                                                                                                          61,914,951
                                                                                                                      --------------
       OIL & GAS PIPELINES 0.9%
       Cheniere LNG Holdings LLC, Term Loan, 6.77 - 6.95%, 8/30/12 .............   United States       1,600,000           1,611,501
       El Paso Corp.,
            L/C Term Loan, 3.80%, 11/23/09 .....................................   United States       1,312,500           1,322,253
            Term Loan B, 6.813%, 11/23/09 ......................................   United States       2,152,500           2,171,186
       Epco Holdings Inc., Term Loan B, 6.247 - 6.603%, 8/18/10 ................   United States       1,200,000           1,217,143
    (b)Targa Resources Inc.,
            Synthetic L/C, 8.00%, 10/31/12 .....................................   United States         716,129             719,710
            Term Loan, 8.00%, 10/31/12 .........................................   United States       2,983,871           2,998,790
                                                                                                                      --------------
                                                                                                                          10,040,583
                                                                                                                      --------------
       OIL & GAS PRODUCTION 0.3%
       Kerr-McGee Corp., Term Loan B, 6.51%, 5/24/11 ...........................   United States       1,995,000           2,004,227
       Williams Production RMT Co., Term Loan C, 6.20%, 5/30/08 ................   United States         977,588             990,482
                                                                                                                      --------------
                                                                                                                           2,994,709
                                                                                                                      --------------
       OIL REFINING/MARKETING 1.3%
       Lyondell-Citgo Refining LP, Term Loan, 5.51%, 5/21/07 ...................   United States       4,690,625           4,733,732
       Magellan Midstream Holdings LP, Term Loan B, 5.785%, 6/30/12 ............   United States       4,167,000           4,229,505
       SemCams Holding Co. (SemGroup), Canadian Term Loan, 6.27%,
          3/16/11 ..............................................................       Canada            535,769             542,131
       Tesoro Petroleum Corp., L/C Term Loan, 3.97%, 6/30/07 ...................   United States       2,000,000           2,006,240
       Universal Compression Inc., Term Loan B, 5.59%, 2/15/12 .................   United States       1,990,000           2,014,875
                                                                                                                      --------------
                                                                                                                          13,526,483
                                                                                                                      --------------
       OILFIELD SERVICES/EQUIPMENT 0.2%
       Complete Production Services Inc., Term Loan B, 6.72%, 9/12/12 ..........   United States       1,700,000           1,717,354
                                                                                                                      --------------
       OTHER CONSUMER SERVICES 0.7%
       Alderwoods Group Inc., Term Loan B2, 5.48 - 6.117%, 9/17/09 .............   United States         471,039             477,233
       Knowledge Learning Corp., Term Loan B, 6.59%, 1/07/12 ...................   United States       1,715,678           1,724,972
       Protection One Inc., Term Loan B, 6.83 - 7.06%, 4/18/11 .................   United States         937,644             949,072
       VICAR Operating Inc. (Veterinary Centers), Term Loan B, 5.625%,
          5/17/11 ..............................................................   United States       2,640,480           2,666,119
       Weight Watchers,
            Additional Term Loan B, 5.668%, 3/31/10 ............................   United States         990,000           1,000,732
            Term Loan B, 5.64%, 3/31/10 ........................................   United States         969,731             983,873
                                                                                                                      --------------
                                                                                                                           7,802,001
                                                                                                                      --------------


12 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       OTHER CONSUMER SPECIALTIES 1.3%
       Alliance Laundry Systems LLC, Term Loan B, 6.14%, 1/27/12 ...............   United States       1,488,444      $    1,507,273
       Department 56 Retail Inc., Term Loan B, 7.39%, 9/01/11 ..................   United States       1,000,000           1,005,900
       Solo Cup Co., Term Loan B, 6.36 - 6.52%, 2/27/11 ........................   United States       7,884,937           7,920,420
       Visant Holding Corp. (Jostens), Term Loan C, 5.94 - 6.188%,
          10/01/11 .............................................................   United States       3,560,464           3,619,991
                                                                                                                      --------------
                                                                                                                          14,053,584
                                                                                                                      --------------
       PACKAGED SOFTWARE 1.4%
       Aspect Software Inc., First Lien Term Loan, 6.563%, 9/22/10 .............   United States       1,000,000           1,006,875
       SSA Global Technologies Inc., Term Loan B, 5.97%, 9/22/11 ...............   United States       1,995,000           2,007,469
       SunGard Data Systems Inc., Term Loan, 6.28%, 2/11/13 ....................   United States      12,307,155          12,378,942
                                                                                                                      --------------
                                                                                                                          15,393,286
                                                                                                                      --------------
       PERSONNEL SERVICES 0.1%
       Allied Security Holdings LLC, Term Loan B, 7.78%, 6/30/10 ...............   United States         950,000             964,440
                                                                                                                      --------------
       PRECIOUS METALS 0.1%
       Longyear Holdings Inc. (Boart), Term Loan, 6.53%, 7/28/12 ...............   United States       1,037,400           1,037,265
       Longyear Holdings Inc. (0723662 B.C. LTD.), Term Loan, 6.53%,
          7/28/12 ..............................................................       Canada            259,350             259,316
                                                                                                                      --------------
                                                                                                                           1,296,581
                                                                                                                      --------------
       PUBLISHING: BOOKS/MAGAZINES 2.2%
       Dex Media East LLC, Term Loan B, 5.50 - 5.93%, 5/08/09 ..................   United States       4,273,074           4,298,110
       Dex Media West LLC, Term Loan B, 5.49 - 5.96%, 3/09/10 ..................   United States       4,886,524           4,915,706
       F&W Publications Inc., Term Loan, 6.03%, 8/05/12 ........................   United States       1,339,608           1,275,976
       Primedia Inc., Term Loan B, 6.114%, 9/30/13 .............................   United States       1,000,000             980,313
       R.H. Donnelley Inc.,
            Term Loan A3, 5.78 - 5.92%, 12/31/09 ...............................   United States       1,649,165           1,660,589
            Term Loan D, 5.52 - 5.86%, 6/30/11 .................................   United States      10,553,567          10,636,782
                                                                                                                      --------------
                                                                                                                          23,767,476
                                                                                                                      --------------
       PUBLISHING: NEWSPAPERS 0.8%
       Freedom Communications, Term Loan B, 5.37 - 5.53%, 5/16/13 ..............   United States       1,512,797           1,525,701
       FSC Acquisition LLC (Hanley Wood), Term Loan, 6.02 - 6.33%,
          8/01/12 ..............................................................   United States       2,682,119           2,692,177
       Journal Register Co., Term Loan B, 5.55 - 5.74%, 8/13/12 ................   United States       4,000,000           4,036,876
       MediaNews Group Inc., Term Loan C, 5.34%, 12/30/10 ......................   United States         915,705             916,438
                                                                                                                      --------------
                                                                                                                           9,171,192
                                                                                                                      --------------
       PULP & PAPER 1.9%
       Appleton Papers Inc., Term Loan B, 5.73 - 6.33%, 6/11/10 ................   United States       1,762,413           1,783,893
       Boise Cascade LLC, Term Loan D, 5.781 - 5.844%, 10/28/11 ................   United States       2,593,436           2,632,516
       Intertape Polymer Group Inc., Term Loan B, 6.084 - 6.36% 7/28/11 ........   United States       4,752,000           4,821,298
       Koch Cellulose LLC,
            L/C Term Loan, 5.36%, 5/07/11 ......................................   United States         692,603             701,405
            Term Loan B, 5.77%, 5/07/11 ........................................   United States       2,242,803           2,270,372
       NewPage Corp., Term Loan, 6.493 - 7.125%, 5/02/11 .......................   United States       4,987,500           5,037,375
       Smurfit-Stone Container Canada Inc., Term Loan C, 5.875%,
          11/01/11 .............................................................       Canada            639,406             647,599


                                         Quarterly Statement of Investments | 13

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       PULP & PAPER (CONT.)
       Smurfit-Stone Container Enterprises,
            L/C Term Loan, 3.98%, 11/01/10 .....................................   United States         261,990      $      265,347
            Term Loan B, 5.563 - 5.875%, 11/01/11 ..............................   United States       2,078,069           2,104,695
                                                                                                                      --------------
                                                                                                                          20,264,500
                                                                                                                      --------------
       RAILROADS 0.6%
       Helm Financial Corp., Term Loan B, 6.247%, 7/08/11 ......................   United States       1,249,277           1,271,920
       Kansas City Southern Railway Co., Term Loan B1, 5.27 - 5.438%,
          3/31/08 ..............................................................   United States       4,360,053           4,405,018
       RailAmerica Transportation Corp.,
            Canadian Term Loan, 5.875 - 6.00%, 9/29/11 .........................       Canada             41,823              42,554
            U.S. Term Loan, 5.875 - 6.00%, 9/29/11 .............................   United States         353,797             359,988
                                                                                                                      --------------
                                                                                                                           6,079,480
                                                                                                                      --------------
       REAL ESTATE DEVELOPMENT 2.1%
       EH/Transeastern LLC (Tech Olympic USA), Term Loan B, 6.563%,
          7/29/08 ..............................................................   United States       2,500,000           2,540,625
       General Growth Properties Inc., Term Loan B, 6.09%, 11/12/08 ............   United States       5,269,381           5,333,709
       Kyle Acquisition Group,
            Term Loan B, 6.063%, 7/08/10 .......................................   United States         684,017             692,567
            Term Loan C, 6.063%, 7/20/10 .......................................   United States         715,983             724,933
       Macerich Co.,
            Interim Loan Facility, 5.663%, 3/31/06 .............................   United States       1,904,615           1,908,186
            Term Loan B, 5.625%, 4/25/10 .......................................   United States       3,500,000           3,526,250
       Maguire Properties Inc., Term Loan B, 5.64%, 3/15/10 ....................   United States       3,227,778           3,248,436
       Pivotal Promontory LLC, Term Loan, 6.831%, 8/31/10 ......................   United States       2,000,000           2,005,000
       Spanish Peaks Holdings LLC,
            Synthetic Loan, 4.02%, 8/10/11 .....................................   United States         360,000             364,907
            Term Loan, 6.53 - 6.72%, 8/10/11 ...................................   United States         838,406             849,834
    (b)Yellowstone Club, Term Loan, 6.456%, 9/30/10 ............................   United States       1,950,000           1,974,375
                                                                                                                      --------------
                                                                                                                          23,168,822
                                                                                                                      --------------
       REAL ESTATE INVESTMENT TRUSTS 0.7%
       Crescent Real Estate Funding XII, Term Loan, 6.11%, 1/12/06 .............   United States       2,128,555           2,131,025
       Lion Gables Realty LP, Term Loan B, 5.63%, 9/30/06 ......................   United States       2,249,684           2,261,776
       Newkirk Master LP, Term Loan B, 5.86 - 6.054%, 7/31/08 ..................   United States       2,847,999           2,890,719
                                                                                                                      --------------
                                                                                                                           7,283,520
                                                                                                                      --------------
       RECREATIONAL PRODUCTS 0.4%
       PlayPower Inc., Term Loan, 7.08%, 2/07/10 ...............................   United States         850,000             859,801
       Pure Fishing Inc., Term Loan B, 6.77 - 7.12%, 9/30/10 ...................   United States       1,462,576           1,471,965
       True Temper Sports Inc., Term Loan, 6.53 - 8.75%, 3/15/11 ...............   United States       1,621,981           1,615,493
                                                                                                                      --------------
                                                                                                                           3,947,259
                                                                                                                      --------------


14 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       RESTAURANTS 1.1%
       Arby's Restaurant Holdings LLC, Term Loan B, 6.11 - 6.493%,
          7/25/12 ..............................................................   United States       5,586,000      $    5,626,152
    (b)Burger King Corp., Term Loan B, 5.50%, 6/30/12 ..........................   United States       1,000,000           1,011,607
       CKE Restaurants Inc., Term Loan, 6.00%, 5/01/10 .........................   United States       1,965,217           1,979,957
       Dominos Inc., Term Loan, 5.813%, 6/25/10 ................................   United States       1,550,862           1,578,110
       Jack In The Box Inc., Term Loan B, 5.37 - 5.75%, 1/08/11 ................   United States       1,965,000           1,984,037
                                                                                                                      --------------
                                                                                                                          12,179,863
                                                                                                                      --------------
       SEMICONDUCTORS 0.2%
       Fairchild Semiconductor Corp., Term Loan B-3, 5.438 - 5.813%,
          12/31/10 .............................................................   United States       1,970,113           1,990,011
                                                                                                                      --------------
       SPECIALTY STORES 0.7%
       Pantry Inc., Term Loan, 6.34%, 3/12/11 ..................................   United States       3,690,358           3,739,809
       Travelcenters of America Inc., Term Loan, 5.62 - 5.77%, 12/01/11 ........   United States       3,800,000           3,845,125
                                                                                                                      --------------
                                                                                                                           7,584,934
                                                                                                                      --------------
       SPECIALTY TELECOMMUNICATIONS 2.7%
       D&E Communications Inc., Term Loan B, 5.84 - 7.75%, 12/31/11 ............   United States       2,062,918           2,080,968
       Fairpoint Communications Inc., Term Loan B, 6.063%, 2/08/11 .............   United States       7,000,000           7,079,625
       Iowa Telecommunications Services Inc., Term Loan B, 5.29 - 5.77%,
          11/23/11 .............................................................   United States       5,250,000           5,309,882
       Madison River Capital LLC, Term Loan B, 6.59%, 7/31/12 ..................   United States       2,000,000           2,029,584
       NTELOS Inc., Term Loan B, 6.53%, 8/24/11 ................................   United States       6,461,262           6,517,798
       Valor Telecommunications Enterprises LLC, Term Loan, 5.77 - 5.831%,
          2/24/12 ..............................................................   United States       6,283,333           6,368,605
                                                                                                                      --------------
                                                                                                                          29,386,462
                                                                                                                      --------------
       TOBACCO 0.0%(f)
       Commonwealth Brands Inc., Term Loan, 7.125%, 8/28/07 ....................   United States         290,643             293,601
                                                                                                                      --------------
       TRUCKING 0.1%
       Transport Industries LP, Term Loan B, 6.563%, 9/30/11 ...................   United States         923,214             931,869
                                                                                                                      --------------
       WHOLESALE DISTRIBUTORS 0.3%
       Interline Brands,
            Term Loan B, 5.685%, 12/31/10 ......................................   United States         744,375             754,082
            Term Loan B2, 6.27%, 12/31/10 ......................................   United States       1,102,790           1,112,439
       Nebraska Book Co., Term Loan C, 6.70%, 3/04/11 ..........................   United States         985,000             988,802
                                                                                                                      --------------
                                                                                                                           2,855,323
                                                                                                                      --------------
       WIRELESS COMMUNICATIONS 2.0%
       AAT Communications Corp., First Lien Term Loan, 5.61%, 7/27/12 ..........   United States       5,000,000           5,070,315
       Nextel Partners Inc., Term Loan D, 5.37%, 5/31/12 .......................   United States      10,588,710          10,680,832
       SBA Communications Corp., Term Loan, 6.19 - 8.00%, 10/31/08 .............   United States       6,207,820           6,272,133
                                                                                                                      --------------
                                                                                                                          22,023,280
                                                                                                                      --------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $991,992,422) ................                                         997,620,902
                                                                                                                      --------------
       TOTAL LONG TERM INVESTMENTS (COST $994,992,422) .........................                                       1,000,755,902
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 15

FRANKLIN FLOATING RATE MASTER TRUST

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLOATING RATE MASTER SERIES                                           COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    (g)REPURCHASE AGREEMENT (COST $77,185,172) 7.1%
       Joint Repurchase Agreement, 3.969%, 11/01/05 ............................   United States      77,185,172      $   77,185,172
        (Maturity Value $77,193,682)
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $7,508,629)
          Banc of America Securities LLC (Maturity Value $7,236,136)
          Barclays Capital Inc. (Maturity Value $7,236,136)
          Bear, Stearns & Co. Inc. (Maturity Value $5,461,453)
          BNP Paribas Securities Corp. (Maturity Value $7,236,136)
          Deutsche Bank Securities Inc. (Maturity Value $7,236,136)
          Greenwich Capital Markets Inc. (Maturity Value $7,508,629)
          Lehman Brothers Inc. (Maturity Value $5,789,526)
          Merrill Lynch Government Securities Inc. (Maturity Value $7,236,136)
          Morgan Stanley & Co. Inc. (Maturity Value $7,236,136)
          UBS Securities LLC (Maturity Value $7,508,629)
           Collateralized by U.S. Government Agency Securities, 1.75 - 7.125%,
            12/15/05 - 5/15/10; (h)U.S. Government Agency Discount Notes,
            11/1/05 - 11/14/05; and U.S. Treasury Notes, 2.50 - 6.50%,
            10/31/06 - 9/15/10
                                                                                                                      --------------
       TOTAL INVESTMENTS (COST $1,072,177,594) 99.7% ...........................                                       1,077,941,074
       OTHER ASSETS, LESS LIABILITIES 0.3% .....................................                                           3,308,640
                                                                                                                      --------------
       NET ASSETS 100.0% .......................................................                                      $1,081,249,714
                                                                                                                      ==============

SELECTED PORTFOLIO ABBREVIATIONS:

FRN - Floating Rate Note
L/C - Letter of Credit

(a)   The coupon rate shown represents the rate at period end.

(b)   Security purchased on a delayed delivery basis.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   See Note 3 regarding other considerations.

(e)   See Note 2 regarding unfunded loan commitments.

(f)   Rounds to less than 0.05% of net assets.

(g) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2005, all repurchase agreements had been entered into on that date.

(h) A portion or all of the security is traded on a discount basis with no stated coupon rate.


16 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of one series, The Franklin Floating Rate Master Series, (the Fund), which is organized as a partnership. Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

1. INCOME TAXES

At October 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................       $   1,072,533,783
                                                           =================

Unrealized appreciation ............................       $       6,303,061
Unrealized depreciation ............................                (895,770)
                                                           -----------------
Net unrealized appreciation (depreciation) .........       $       5,407,291
                                                           =================

2. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At October 31, 2005, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                     UNFUNDED
BORROWER                                                            COMMITMENT
--------------------------------------------------------------------------------
Allied Waste North America Inc., Revolver ......................  $    1,614,299
American Seafoods Group LLC, Term Loan B2 ......................         315,310
Carmike Cinemas Inc.,  Delay Draw ..............................       2,207,150
Conseco Inc., Revolver .........................................       4,000,000
Eastman Kodak Company, Term Loan B2 ............................       3,352,941
FSC Acquisition LLC (Hanley Wood), Delay Draw ..................         317,881
Hawaiian Telecom Communications Inc., Term Loan A ..............       2,900,000
Loews Cineplex Entertainment Corp., Revolver ...................       1,000,000
Sealy Mattress Company, Revolver ...............................         750,000
Synagro Technologies Inc., Delay Draw ..........................         185,714
Transport Industries L.P., Delay Draw ..........................         176,786
US Shipping Partners L.P., Delay Draw ..........................         230,769
Warner Chilcott Company Inc., Delay Draw .......................         132,492
Wimar Tahoe Corporation (Columbia Entertainment), Delay Draw ...         657,143
WMG Acquisition Corp. (Warner Music), Revolver A ...............       3,427,333
                                                                  --------------
                                                                  $   21,267,818
                                                                  ==============


                                         Quarterly Statement of Investments | 17

FRANKLIN FLOATING RATE MASTER TRUST

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers Inc., as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At October 31, 2005, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


18 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 19, 2005









                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Floating Rate Master Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 19, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Floating Rate Master Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 19, 2005


/s/GALEN G. VETTER
Chief Financial Officer